PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property Plant and Equipment
	Buildings	Machinery and equipment	Motor vehicles	Total
	CNY	CNY	CNY	CNY
Cost
At January 1, 2019	43	889	279	1,211
Additions	3	2	—	5
Exchange adjustment	—	14	—	14
At December 31, 2019 and January 1, 2020	46	905	279	1,230
Additions	—	9	—	9
Exchange adjustment	—	(51)	—	(51)
At December 31, 2020	46	863	279	1,188
At December 31, 2020 (US$)	7	132	43	182

Accumulated depreciation and amortization and impairment losses

At January 1, 2019	(3)	(870)	(63)	(936)
Depreciation charge	(3)	(5)	(58)	(66)
Exchange adjustment	—	(14)	—	(14)
At December 31, 2019 and January 1, 2020	(6)	(889)	(121)	(1,016)
Depreciation charge	(3)	(4)	(58)	(65)
Exchange adjustment	—	51	—	51
At December 31, 2020	(9)	(842)	(179)	(1,030)
At December 31, 2020 (US$)	(1)	(129)	(27)	(157)

Net carrying amount
At December 31, 2019	40	16	158	214
At December 31, 2020	37	21	100	158
At December 31, 2020 (US$)	6	3	16	25